Adoption of IFRS 17 ‘Insurance Contracts' - Summary of comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Statement of Comprehensive Income [Line Items]
Net interest income	₩ 10,817,922	₩ 10,596,853	₩ 10,769,325
Net fees and commission income	2,647,206	2,413,542	2,674,997
Net insurance income (expense)	1,113,615	1,046,224	(775,386)
Net insurance finance income	(516,097)	807,964	0
Other operating expenses	(2,186,730)	(1,700,320)	(1,490,027)
Operating income	6,100,850	5,905,564	5,952,096
Equity method income	125,088	121,697	158,600
Other non-operating income, net	(260,978)	339,365	(527,032)
Profit before income taxes	5,964,960	6,366,626	5,583,664
Income tax expense	1,486,960	1,611,112	1,471,036
Profit for the period	4,478,000	4,755,514	4,112,628
Other comprehensive loss for the period, net of income tax	844,389	(1,005,775)	(617,789)
Total comprehensive income for the period	₩ 5,322,389	3,749,739	₩ 3,494,839
Amount under IFRS 4 [member]
Disclosure of Statement of Comprehensive Income [Line Items]
Net interest income		12,463,681
Net fees and commission income		2,525,566
Net insurance income (expense)		(827,233)
Net insurance finance income		0
Other operating expenses		(8,273,935)
Operating income		5,888,079
Equity method income		121,697
Other non-operating income, net		339,475
Profit before income taxes		6,349,251
Income tax expense		(1,617,088)
Profit for the period		4,732,163
Other comprehensive loss for the period, net of income tax		(2,598,032)
Total comprehensive income for the period		2,134,131
Adjustment for IFRS 17 [member]
Disclosure of Statement of Comprehensive Income [Line Items]
Net interest income		(1,866,828)
Net fees and commission income		(112,024)
Net insurance income (expense)		1,873,457
Net insurance finance income		807,964
Other operating expenses		(685,084)
Operating income		17,485
Equity method income		0
Other non-operating income, net		(110)
Profit before income taxes		17,375
Income tax expense		5,976
Profit for the period		23,351
Other comprehensive loss for the period, net of income tax		1,592,257
Total comprehensive income for the period		1,615,608
Amount under IFRS 17 [member]
Disclosure of Statement of Comprehensive Income [Line Items]
Net interest income		10,596,853
Net fees and commission income		2,413,542
Net insurance income (expense)		1,046,224
Net insurance finance income		807,964
Other operating expenses		(8,959,019)
Operating income		5,905,564
Equity method income		121,697
Other non-operating income, net		339,365
Profit before income taxes		6,366,626
Income tax expense		(1,611,112)
Profit for the period		4,755,514
Other comprehensive loss for the period, net of income tax		(1,005,775)
Total comprehensive income for the period		₩ 3,749,739